INCOME TAX EXPENSES (Schedule of Deferred Income Taxes) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019		Dec. 31, 2018
Deferred tax assets
Deferred tax assets	₪ 258		₪ 121
Deferred tax liabilities
Deferred tax liabilities	217		83
Deferred tax assets	41	[1]	38
Deferred tax assets to be recovered after more than 12 months [Member]
Deferred tax assets
Deferred tax assets	173		69
Deferred tax assets to be recovered within 12 months [Member]
Deferred tax assets
Deferred tax assets	85		52
Deferred tax liabilities to be recovered after more than 12 months [Member]
Deferred tax liabilities
Deferred tax liabilities	164		64
Deferred tax liabilities to be recovered within 12 months [Member]
Deferred tax liabilities
Deferred tax liabilities	₪ 53		₪ 19

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.